Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Income
Impairment charges, other-than-temporary impairment charges	$ 0	$ 793	$ 371
Impairment charges, other comprehensive income	$ 0	$ 1,147	$ 1,325